Acquisition and Transition Costs and Special Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Acquisition and Transition Costs	$ 99	$ 4,890	$ 5,828
Special Charges	8,100	41,144	$ 4,893
Impairment of Goodwill		28,500
Operating Expense [Member]
Business Acquisition [Line Items]
Reversal Of Provision	$ 733
Special Charges [Member]
Business Acquisition [Line Items]
Charges from Restructuring of Investment		7,145
Separation Benefits and Costs for Termination of Contracts		2,151
Costs Associated with the Wind-down of US PE		3,348
Special Charges [Member] | Institutional Asset Management [Member]
Business Acquisition [Line Items]
Impairment of Goodwill		$ 28,500